Revenues - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disaggregation of Revenue [Abstract]
Remaining unsatisfied performance obligations	$ 241,463
Revenue recognized description	approximately 60% is expected to be recognized within 12 months, with the remaining 40% to be recognized beyond 12 months.